Revenue - Summary of Disclosure of Opening And Closing Balances of The Company's Receivables Contract Asset, Current Contract Asset, Noncurrent Deferred Revenue, Current And Deferred Revenue, Noncurrent (Detail) - USD ($)
$ in Millions
	3 Months Ended				12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Pening And Closing Balances Of The Companys Receivables Contract Asset, Current Contract Asset Noncurrent Deferred Revenue Current And Deferred Revenue,Noncurrent [Line Items]
Receivables, Beginning Balance	$ 12.6	$ 33.5	$ 81.9	$ 65.2	$ 65.2	$ 86.8	$ 61.9
Receivables, Net (decrease) increase	3.7	(20.9)	(29.1)	16.7	(31.7)	(21.6)	24.9
Receivables, Closing Balance	16.3	12.6	52.8	81.9	33.5	65.2	86.8
Contract asset, current, Beginning Balance	22.0	23.8	30.8	32.5	32.5	23.4	6.1
Contract asset, current, Net (decrease) increase	(2.4)	(1.8)	(2.1)	(1.7)	(8.7)	9.1	17.3
Contract asset, current, Closing Balance	19.6	22.0	28.7	30.8	23.8	32.5	23.4
Contract asset, non- curren, Beginning Balancet	14.1	16.8	20.5	23.8	23.8	26.6	21.9
Contract asset, non- current, Net (decrease) increase	(1.5)	(2.7)	(2.8)	(3.3)	(7.0)	(2.8)	4.7
Contract asset, non- current, Closing Balance	12.6	14.1	17.7	20.5	16.8	23.8	26.6
Deferred revenue, current, Beginning Balance	15.1	15.6	13.8	14.6	14.6	12.3	3.5
Deferred revenue, current, Net (decrease) increase	(0.4)	(0.5)	(1.1)	(0.8)	1.0	2.3	8.8
Deferred revenue, current, Closing Balance	14.7	15.1	12.7	13.8	15.6	14.6	12.3
Deferred revenue, non-current, Beginning Balance	16.1	18.1	9.6	9.6	9.6	7.6	6.2
Deferred revenue, non-current, Net (decrease) increase	(0.8)	(2.0)	0.2	0.0	8.5	2.0	1.4
Deferred revenue, non-current, Closing Balance	$ 15.3	$ 16.1	$ 9.8	$ 9.6	$ 18.1	$ 9.6	$ 7.6